Right of Use Assets and Lease Liabilities - Schedule of payments on Lease Liabilities (Details) - USD ($)	Mar. 31, 2020	Mar. 31, 2019
Disclosure of maturity analysis of operating lease payments [line items]
less amount representing interest expense	$ (59,565)
Lease liability	659,118
Current portion of lease liabilities	272,468	$ 194,829
Long term portion of lease liabilities	386,650	$ 523,459
Year 1
Disclosure of maturity analysis of operating lease payments [line items]
Payments on Lease Liabilities	311,900
Year 2
Disclosure of maturity analysis of operating lease payments [line items]
Payments on Lease Liabilities	284,363
Year 3
Disclosure of maturity analysis of operating lease payments [line items]
Payments on Lease Liabilities	$ 122,420